Related Parties (Tables)	6 Months Ended
Jun. 30, 2022
Related Parties [abstract]
Schedule of other related party transactions
In USD ($)	December 31, 2022	December 31, 2021
Short-term employee benefits	—	63,867
Share based payment	77,279	703,326

Schedule of share based payment
In USD ($)	Note	Transaction values for the six month period ended December 31, 2022	Transaction values for the six month period ended December 31, 2021
Share based payment
Key management	16	77,279	703,326
CFO Shares Alloted	1(iv)	(364,014)
Expenses Paid on Behalf of the Company
Parent of BG Farming Technologies – Bioceres S.A.	(i)	222,785	270,084
100% Subsidiary of Bioceres S.A. – Bioceres LLC	(i)	—	156,760
Services Provided by Other Companies
30% owned by Bioceres S.A. – INMET S.A. – Ingenieria Metabolica S.A	(ii)	—	94,500
98.6% owned by Bioceres S.A. – INDEAR S.A. – Instituto de Agrobiotecnología Rosario	(iii)	—	107,783
Founded and operated by the Company’s CPO – Future Foods B.V.		14,011	58,080

(i)	While the Company initiated operations on its own bank account, the expenses were paid by Bioceres S.A. and Bioceres LLC on behalf of the Company.
(ii)	The Company entered into an agreement with INMET S.A. — Ingenieria Metabolica S.A where it would receive research services in exchange for payment.
(iii)	The Company entered into an agreement with INDEAR S.A. — Instituto de Agrobiotecnologia Rosario where it would receive research services in exchange for payment.
(iv)	Shares issue related to share based payment already vested in prior periods.

Schedule of other related party balances
In USD ($)	Note	Balance outstanding as of December 31, 2022	Balance outstanding as of June 30, 2022
100% Subsidiary of Bioceres S.A. – Bioceres LLC		(608,293)	(385,508)
Moolec S.A. Shareholders		8,070,000	—
Union Group Ventures Limited		(677,000)	—